Employees' Retirement Benefits (Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (37,103)	¥ (44,040)
Prior service cost, net	(184)	374
Transition obligation	(355)	(403)
Total	¥ (37,642)	¥ (44,069)